Financial Instruments and Risk Management - Summary of Financial Liabilities into Maturity Groupings Based on Remaining Period to Contractual Maturity Date (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	[1]
Disclosure Of Financial Instruments [Line Items]
Trade payables	$ 7,660	$ 11,937	[1]	$ 12,735
Lease liabilities	465	431
Credit Risk
Disclosure Of Financial Instruments [Line Items]
Trade payables	7,660	11,937
Other payables	1,083	1,353
Lease liabilities	486	462
Total	9,229	13,752
Credit Risk | Less Than 1 Year
Disclosure Of Financial Instruments [Line Items]
Trade payables	7,660	11,937
Other payables	1,083	1,353
Lease liabilities	301	225
Total	9,044	13,515
Credit Risk | Between 1 and 2 Years
Disclosure Of Financial Instruments [Line Items]
Trade payables	0	0
Other payables	0	0
Lease liabilities	160	203
Total	160	203
Credit Risk | Between 2 and 5 Years
Disclosure Of Financial Instruments [Line Items]
Trade payables	0	0
Other payables	0	0
Lease liabilities	25	34
Total	25	34
Credit Risk | More Than 5 Years
Disclosure Of Financial Instruments [Line Items]
Trade payables	0	0
Other payables	0	0
Lease liabilities
Total	$ 0	$ 0

[1]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated balance sheets as of January 1, 2022 and December 31, 2022 have been re-presented to reflect the Group's change in presentation currency.